SHORT-TERM INVESTMENTS (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Other-than-temporary impairment loss, held-to-maturity investments	¥ 0	¥ 0
OTTI loss, available-for-sale investments	¥ 0	¥ 0
Minimum
Interest rate (as a percent)	2.19%
Maximum
Maturities	1 year
Interest rate (as a percent)	3.30%